Agreements And Transactions With Affiliates (Schedule Of Fees Incurred And Other Fees Paid) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Omnibus Agreement	$ 10.2	$ 9.9	$ 9.7
Other fees - DCP Midstream, LLC	18.9	21.4	21.2
Total - DCP Midstream, LLC	29.4	31.5	31.2
DCP Midstream, LLC [Member]
Total - DCP Midstream, LLC	$ 29.1	$ 31.3	$ 30.9